UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                   FORM 10-D/A
                                 Amendment No. 1

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 November 27, 2007 to December 26, 2007

 Commission File Number of issuing entity: 333-140247-20

 Bear Stearns Structured Products Inc. Trust 2007-R3
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-140247

 Structured Asset Mortgage Investments II Inc.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)


 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-6760609
 (I.R.S. Employer Identification No.)


 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On February 4, 2008 a revision was made to the December 26, 2007 a distribution which was made to holders of Bear Stearns Structured Products Inc. Trust 2007-R3. On January 31, 2008, the Grantor Trust Trustee discovered that $19,532.33, representing principal distributions on the Structured Asset Mortgage Investments II Trust 2007-AR7 Class A-4 Certificates Underlying Securities for the related Underlying Security Distribution Date, was not distributed in December, 2007 due to an error in the model used to calculate cashflows for this transaction. Such error in the model has been corrected, and the Grantor Trust Trustee will distribute the $19,532.33 as interest to the Certificateholders on February 5, 2008.

 The underlying deal, Structured Asset Mortgage Investments II Trust 2007-AR7, had a Pre-funding event occur on November 13th, 2007, 164 loans with a scheduled principal balance of $102,649,790.59 were added for December, 2007 distribution to the Structured Asset Mortgage Investments II Trust 2007-AR7 transaction as a part of pre-funding contemplated in the prospectus supplement. The pre-funding period for this transaction ended on 12/15/2007.

 Sub-Group 1: On November 13th, 2007, 110 loans with a scheduled principal balance of $71,196,112.87 were added to Sub-Group 1 of the Structured Asset Mortgage Investments II Trust 2007-AR7 transaction as a part of pre-funding contemplated in the prospectus supplement, which includes an additional $20,681.16 in scheduled principal balance over the amount initially expected, and on deposit, in the pre-funding account for Sub-Group 1.

 Sub-Group 2: On November 13th, 2007, 54 loans with a scheduled principal balance of $31,453,677.72 were added to Sub-Group 2 of the Structured Asset Mortgage Investments II Trust 2007-AR7 transaction as a part of pre-funding contemplated in the prospectus supplement. The remaining $8,614.14 in the pre-funding account for Sub-Group 2, together with $20,681.16 of payments in principal from Sub-Group 1 (in respect of the excess scheduled principal amount as set forth above) was allocated to the Sub-Group 2 Certificates as principal per the prospectus supplement.

 On December 26, 2007 a distribution was made to holders of Bear Stearns Structured Products Inc. Trust 2007-R3.

 The revised distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.

 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

       (99.1) Amended monthly report distributed to holders of Bear Stearns Structured Products Inc. Trust 2007-R3, relating to the December 26, 2007 distribution.

       (99.2) Monthly report distributed to holders of Structured Asset Mortgage Investments II Trust 2007-AR7, relating to the December 26, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Structured Asset Mortgage Investments II Inc.
 (Depositor)

 /s/ Michael B. Nierenberg
 Michael B. Nierenberg, Treasurer

 Date: February 12, 2008

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Amended monthly report distributed to holders of Bear Stearns Structured Products Inc. Trust 2007-R3, relating to the December 26, 2007 distribution.


 EX-99.2 Monthly report distributed to holders of Structured Asset Mortgage Investments II Trust 2007-AR7, relating to the December 26, 2007 distribution.


 EX-99.1


Bear Stearns Structured Products, Inc.
Grantor Trust Certificates



Distribution Date:       12/26/2007


Bear Stearns Structured Products, Inc.
Grantor Trust Certificates
Series 2007-R3


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record     Certificate      Certificate            Beginning          Interest
                                                     Date           Class      ass-Through          Certificate      Distribution
                                                              Description             Rate              Balance
          A-1                  07402KAA2       11/30/2007             SEN         6.40566%        24,823,807.50        130,138.02

Totals                                                                                            24,823,807.50        130,138.02


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                         0.00        (2,372.73)        24,826,180.23           130,138.02        (2,372.73)

Totals                                0.00        (2,372.73)        24,826,180.23           130,138.02        (2,372.73)

Please refer to the Prospectus Supplement or Private Placement Memorandum for payment calculations and priorities.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distributions Junior Certificates

         Class                      Original           Beginning                               Accretion
                                        Face         Certificate            Principal
                                      Amount             Balance                  Due
          A-1                  24,759,000.00       24,823,807.50                 0.00              0.00

Totals                         24,759,000.00       24,823,807.50                 0.00              0.00


                                          Principal Distribution Junior Certificates (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                  Loss (1)         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
          A-1                   (2,372.73)        (2,372.73)        24,826,180.23                1.00271337                 0.00

Totals                          (2,372.73)        (2,372.73)        24,826,180.23                1.00271337                 0.00

(1)Please refer to the Prospectus Supplement or Private Placement Memorandum for a Fulll Description.
NOTE: Accretion amount also includes Net Negative Amortization, if applicable.


                                            Principal Distributions Certificate Factors

         Class                    Original             Beginning                                Accretion
                                      Face           Certificate              Principal
                                    Amount               Balance                    Due
          A-1                24,759,000.00         1002.61753302             0.00000000         0.00000000


                                      Principal Distributions Certificate Factors (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                Loss (1)             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1               (0.09583303)          (0.09583303)          1002.71336605           1.00271337            0.00000000

1)Please refer to the Prospectus Supplement or Private Placement Memorandum for a Fulll Description.
NOTE: Accretion amount also includes Net Negative Amortization, if applicable.
NOTE: All classes per $1,000 denomination.



                                                 Interest Distributions Junior Certificates

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            11/01/07 - 11/30/07    30          6.40566%     24,823,807.50          132,510.76                   0.00

Totals                                                                                          132,510.76                   0.00



                                          Interest Distributions Junior Certificates (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                     2,372.74                0.00         130,138.02            2,372.74            24,826,180.23

Totals                            2,372.74                0.00         130,138.02            2,372.74

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.
Please refer to the Prospectus Supplement or Private Placement Memorandum for a Fulll Description.

                                             Interest Distributions Junior Certificate Factors

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                  24,759,000.00       6.40566%            1002.61753302            5.35202391            0.00000000

                                        Interest Distributions Junior Factors Certificate (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.09583343            0.00000000           5.25619048      2372740.00000000          1002.71336605

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.
Please refer to the Prospectus Supplement or Private Placement Memorandum for a Fulll Description.
NOTE: All classes per $1,000 denomination.


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        4                    0                   0                    4
                                 850,696.28           0.00                0.00                 850,696.28

30 Days      38                  1                    0                   0                    39
             16,783,457.70       552,578.00           0.00                0.00                 17,336,035.70

60 Days      12                  0                    0                   0                    12
             4,281,998.21        0.00                 0.00                0.00                 4,281,998.21

90 Days      4                   0                    0                   0                    4
             1,994,454.34        0.00                 0.00                0.00                 1,994,454.34

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       54                  5                    0                   0                    59
             23,059,910.25       1,403,274.28         0.00                0.00                 24,463,184.53

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.208008%            0.000000%           0.000000%            0.208008%
                                 0.103882%            0.000000%           0.000000%            0.103882%

30 Days      1.976079%           0.052002%            0.000000%           0.000000%            2.028081%
             2.049499%           0.067478%            0.000000%           0.000000%            2.116976%

60 Days      0.624025%           0.000000%            0.000000%           0.000000%            0.624025%
             0.522893%           0.000000%            0.000000%           0.000000%            0.522893%

90 Days      0.208008%           0.000000%            0.000000%           0.000000%            0.208008%
             0.243551%           0.000000%            0.000000%           0.000000%            0.243551%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       2.808112%           0.260010%            0.000000%           0.000000%            3.068123%
             2.815943%           0.171360%            0.000000%           0.000000%            2.987303%


                                         CREDIT SUPPORT

                   Original $             Original %          Current $                Current %
Class A1                 0.00             0.0000%                  0.00                  0.0000%

Please Refer to the Private Placement Memorandum for a Full Description of Loss Exposure



                                        ADMINISTRATION FEES
Certificate Administration Fee                                                                0.00



                                       Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                          Reserve Account Portion B                0.00                0.00              0.00               0.00
                          Reserve Account Portion A                0.00                0.00              0.00               0.00



                                                 Additional Reporting -Deal Level
                                                        Cash Reporting

Yield Maintenance Agreement # CXBSSP07R3                                                                   0.00
A-1 Class Neg Am amount                                                                                2,372.73
Underlying A-4 Class Neg Am Amount                                                                    21,905.06
Underlying III-A-2 Class Neg Am Amount                                                                     0.00




                                              Underlying Collateral Information

                                                                      Class Portion of                       Ending Class
                                Class                Class            Non-Supported         Class            Prinicpal
Issuer  Deal          Class     Principal Paid       Interest Paid    Interest Shortfall    Losses           Balance
SAM    2007-AR7        A-4         19,532.33          73,988.09            0.00                 0.00          14,000,090.27
SAM    2007-AR7      III-A-2            0.00          36,617.60            0.00                 0.00          10,826,089.76

Totals                             19,532.33         110,605.69            0.00                 0.00          24,826,180.03



                                           Underlying Collateral Information (continued)

                     Ending Pool                                                                   Number of
                     Scheduled Principal           Current                   Cumulative            Loans
Issuer  Deal         Balance                       Losses                     Losses               Outstanding
SAM    2007-AR7      820,797,952.78                0.00                       0.00                      1,923

Totals               820,797,952.78                0.00                       0.00                      1,923



                                              Underlying Delinquency Information

                           30 to 60 Days             60 to 90 Days                   90 Plus Days
Issuer     Deal      Count        Amount        Count        Amount             Count         Amount

SAM     2007-AR7      38     16,783,457.70       12      4,281,998.21            4       1,994,454.34

Totals                38     16,783,457.70       12      4,281,998.21            4       1,994,454.34



                                            Underlying Delinquency Information (continued)

                             Bankruptcy                      Foreclosure                      REO
  Issuer     Deal        Count         Amount           Count          Amount        Count           Amount
 SAM      2007-AR7        5         1,403,274.28          0             0.00            0              0.00

Totals                    5         1,403,274.28          0             0.00            0              0.00




                                                 SUPPLEMENTAL REPORTING

Closing Date:
With respect to any series of securities, the date on which the securities are issued.

Deferred Interest:
If an adjustment to the mortgage rate on a mortgage loan has caused the amount of accrued interest on the mortgage loan in any month to exceed the scheduled monthly payment on the mortgage loan, the resulting amount of interest that has accrued but is not then payable;

Determination Date:
The close of business on the date on which the amount of each distribution to securityholders will be determined, which shall be stated in each prospectus supplement.

Grantor Trust Certificate:
A certificate representing an interest in a Grantor Trust Fund.

Record Date:
The close of business on the last business day of the month preceding the month in which the applicable distribution date occurs.

Determination Date:
The close of business on the date on which the amount of each distribution to securityholders will be determined, which shall be stated in each prospectus supplement.

BSSP 2007-R3 Payment Revision
On January 31, 2008, the Grantor Trust Trustee discovered that $19,532.33, representing principal distributions on the Structured Asset Mortgage Investments II Trust 2007-AR7 Class A-4 Certificates Underlying Securities for
the related Underlying Security Distribution Date, was not distributed in December, 2007 due to an error in the model used to calculate cashflows for this transaction.  Such error in the model has been corrected, and the Grantor
Trust Trustee will distribute the $19,532.33 as interest to the Certificateholders on February 5, 2008.



EX-99.2


Structured Asset Mortgage Investments Inc.
Mortgage Pass-Through Certificates



Distribution Date:       12/26/2007


Structured Asset Mortgage Investments Inc.
Mortgage Pass-Through Certificates
Series 2007-AR7


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
         I-A-1                 86364KAA2       12/24/2007            5.63313%       278,838,869.83         1,308,946.34
         I-A-2                 86364KAB0       11/30/2007            6.32497%        92,945,956.19           489,900.17
         I-X-1                 86364KAC8       11/30/2007            1.61984%                 0.00           376,394.85
         I-X-2                 86364KAD6       11/30/2007            0.92800%                 0.00            71,878.21
         II-A-1                86364KAE4       11/30/2007            6.20058%       168,637,585.99           871,375.50
         II-X-1                86364KAF1       11/30/2007            1.16200%                 0.00           163,297.40
          A-4                  86364KAL8       11/30/2007            6.33296%       135,106,103.53           713,017.92
          X-4                  86364KAM6       11/30/2007            0.95421%                 0.00           107,433.20
        III-A-1                86364KAG9       11/30/2007            6.50000%        43,214,730.38           146,463.59
        III-A-2                86364KAH7       11/30/2007            6.50000%        10,804,184.69            36,617.60
        III-X-1                86364KAJ3       11/30/2007            0.81248%                 0.00            29,259.24
        III-X-2                86364KAK0       11/30/2007            0.81248%                 0.00             7,315.15
          B-1                  86364KAN4       11/30/2007            7.28904%        20,961,620.75           124,179.91
          B-2                  86364KAP9       11/30/2007            7.28904%        10,686,257.51            63,307.05
          B-3                  86364KAQ7       11/30/2007            7.28904%         6,576,312.65            38,959.10
          B-4                  86364KAR5       11/30/2007            7.28904%         6,165,418.38            36,524.90
          B-5                  86364KAS3       11/30/2007            7.28904%         6,576,312.65            38,959.10
          B-6                  86364KAT1       11/30/2007            7.28904%         8,219,889.72            48,695.91
          B-7                  86364KAU8       11/30/2007            7.28904%        13,974,413.83            82,786.61
          B-8                  86364KAV6       11/30/2007            7.28904%         6,987,206.92            41,393.30
          B-9                  86364KAW4       11/30/2007            7.28904%        11,920,914.20            70,621.35
           XP                  86364KAX2       11/30/2007            0.00000%               100.00            30,688.06
           R                   86364KAY0       11/30/2007            0.00000%                 0.00                 0.00

Totals                                                                              821,615,877.22         4,898,014.46


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
         I-A-1                  144,774.65              0.00       278,694,095.19         1,453,720.99              0.00
         I-A-2                   48,258.04              0.00        92,897,698.15           538,158.21              0.00
         I-X-1                        0.00              0.00                 0.00           376,394.85              0.00
         I-X-2                        0.00              0.00                 0.00            71,878.21              0.00
         II-A-1                 559,895.75              0.00       168,077,690.25         1,431,271.25              0.00
         II-X-1                       0.00              0.00                 0.00           163,297.40              0.00
          A-4                   188,231.67              0.00       134,917,871.87           901,249.59              0.00
          X-4                         0.00              0.00                 0.00           107,433.20              0.00
        III-A-1                       0.00              0.00        43,302,346.56           146,463.59              0.00
        III-A-2                       0.00              0.00        10,826,089.76            36,617.60              0.00
        III-X-1                       0.00              0.00                 0.00            29,259.24              0.00
        III-X-2                       0.00              0.00                 0.00             7,315.15              0.00
          B-1                         0.00              0.00        20,964,765.94           124,179.91              0.00
          B-2                         0.00              0.00        10,687,860.93            63,307.05              0.00
          B-3                         0.00              0.00         6,577,299.39            38,959.10              0.00
          B-4                         0.00              0.00         6,166,343.47            36,524.90              0.00
          B-5                         0.00              0.00         6,577,299.39            38,959.10              0.00
          B-6                         0.00              0.00         8,221,123.07            48,695.91              0.00
          B-7                         0.00              0.00        13,976,510.63            82,786.61              0.00
          B-8                         0.00              0.00         6,988,255.31            41,393.30              0.00
          B-9                         0.00              0.00        11,922,702.87            70,621.35              0.00
           XP                         0.00              0.00               100.00            30,688.06              0.00
           R                          0.00              0.00                 0.00                 0.00              0.00

Totals                          941,160.11              0.00       820,798,052.78         5,839,174.57              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
         I-A-1                278,485,000.00      278,838,869.83                 0.00         144,774.65              0.00
         I-A-2                 92,828,000.00       92,945,956.19                 0.00          48,258.04              0.00
         I-X-1                          0.00                0.00                 0.00               0.00              0.00
         I-X-2                          0.00                0.00                 0.00               0.00              0.00
         II-A-1               168,353,000.00      168,637,585.99                 0.00         559,895.75              0.00
         II-X-1                         0.00                0.00                 0.00               0.00              0.00
          A-4                 134,917,000.00      135,106,103.53                 0.00         188,231.67              0.00
          X-4                           0.00                0.00                 0.00               0.00              0.00
        III-A-1                43,034,000.00       43,214,730.38                 0.00               0.00       (87,616.18)
        III-A-2                10,759,000.00       10,804,184.69                 0.00               0.00       (21,905.06)
        III-X-1                         0.00                0.00                 0.00               0.00              0.00
        III-X-2                         0.00                0.00                 0.00               0.00              0.00
          B-1                  20,916,000.00       20,961,620.75                 0.00               0.00        (3,145.19)
          B-2                  10,663,000.00       10,686,257.51                 0.00               0.00        (1,603.42)
          B-3                   6,562,000.00        6,576,312.65                 0.00               0.00          (986.74)
          B-4                   6,152,000.00        6,165,418.38                 0.00               0.00          (925.09)
          B-5                   6,562,000.00        6,576,312.65                 0.00               0.00          (986.74)
          B-6                   8,202,000.00        8,219,889.72                 0.00               0.00        (1,233.34)
          B-7                  13,944,000.00       13,974,413.83                 0.00               0.00        (2,096.79)
          B-8                   6,972,000.00        6,987,206.92                 0.00               0.00        (1,048.40)
          B-9                  11,894,970.00       11,920,914.20                 0.00               0.00        (1,788.68)
           XP                         100.00              100.00                 0.00               0.00              0.00
           R                            0.00                0.00                 0.00               0.00              0.00

Totals                        820,244,070.00      821,615,877.22                 0.00         941,160.11      (123,335.63)


                                          Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                      Loss         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
         I-A-1                        0.00        144,774.65       278,694,095.19                1.00075083           144,774.65
         I-A-2                        0.00         48,258.04        92,897,698.15                1.00075083            48,258.04
         I-X-1                        0.00              0.00                 0.00                0.00000000                 0.00
         I-X-2                        0.00              0.00                 0.00                0.00000000                 0.00
         II-A-1                       0.00        559,895.75       168,077,690.25                0.99836469           559,895.75
         II-X-1                       0.00              0.00                 0.00                0.00000000                 0.00
          A-4                         0.00        188,231.67       134,917,871.87                1.00000646           188,231.67
          X-4                         0.00              0.00                 0.00                0.00000000                 0.00
        III-A-1                       0.00              0.00        43,302,346.56                1.00623569                 0.00
        III-A-2                       0.00              0.00        10,826,089.76                1.00623569                 0.00
        III-X-1                       0.00              0.00                 0.00                0.00000000                 0.00
        III-X-2                       0.00              0.00                 0.00                0.00000000                 0.00
          B-1                         0.00              0.00        20,964,765.94                1.00233151                 0.00
          B-2                         0.00              0.00        10,687,860.93                1.00233151                 0.00
          B-3                         0.00              0.00         6,577,299.39                1.00233151                 0.00
          B-4                         0.00              0.00         6,166,343.47                1.00233151                 0.00
          B-5                         0.00              0.00         6,577,299.39                1.00233151                 0.00
          B-6                         0.00              0.00         8,221,123.07                1.00233151                 0.00
          B-7                         0.00              0.00        13,976,510.63                1.00233151                 0.00
          B-8                         0.00              0.00         6,988,255.31                1.00233151                 0.00
          B-9                         0.00              0.00        11,922,702.87                1.00233148                 0.00
           XP                         0.00              0.00               100.00                1.00000000                 0.00
           R                          0.00              0.00                 0.00                0.00000000                 0.00

Totals                                0.00        941,160.11       820,798,052.78                1.00067539           941,160.11

NOTE: Accretion amount also includes Net Negative Amortization, if applicable.


                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
         I-A-1              278,485,000.00         1001.27069620             0.00000000            0.51986516         0.00000000
         I-A-2               92,828,000.00         1001.27069623             0.00000000            0.51986513         0.00000000
         I-X-1                        0.00            0.00000000             0.00000000            0.00000000         0.00000000
         I-X-2                        0.00            0.00000000             0.00000000            0.00000000         0.00000000
         II-A-1             168,353,000.00         1001.69041235             0.00000000            3.32572482         0.00000000
         II-X-1                       0.00            0.00000000             0.00000000            0.00000000         0.00000000
          A-4               134,917,000.00         1001.40162863             0.00000000            1.39516644         0.00000000
          X-4                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
        III-A-1              43,034,000.00         1004.19971139             0.00000000            0.00000000       (2.03597574)
        III-A-2              10,759,000.00         1004.19971094             0.00000000            0.00000000       (2.03597546)
        III-X-1                       0.00            0.00000000             0.00000000            0.00000000         0.00000000
        III-X-2                       0.00            0.00000000             0.00000000            0.00000000         0.00000000
          B-1                20,916,000.00         1002.18114123             0.00000000            0.00000000       (0.15037244)
          B-2                10,663,000.00         1002.18114133             0.00000000            0.00000000       (0.15037232)
          B-3                 6,562,000.00         1002.18114142             0.00000000            0.00000000       (0.15037184)
          B-4                 6,152,000.00         1002.18114109             0.00000000            0.00000000       (0.15037224)
          B-5                 6,562,000.00         1002.18114142             0.00000000            0.00000000       (0.15037184)
          B-6                 8,202,000.00         1002.18114119             0.00000000            0.00000000       (0.15037064)
          B-7                13,944,000.00         1002.18114099             0.00000000            0.00000000       (0.15037220)
          B-8                 6,972,000.00         1002.18114171             0.00000000            0.00000000       (0.15037292)
          B-9                11,894,970.00         1002.18110680             0.00000000            0.00000000       (0.15037280)
           XP                       100.00         1000.00000000             0.00000000            0.00000000         0.00000000
           R                          0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
         I-A-1                0.00000000            0.51986516          1000.75083107           1.00075083            0.51986516
         I-A-2                0.00000000            0.51986513          1000.75083111           1.00075083            0.51986513
         I-X-1                0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
         I-X-2                0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
         II-A-1               0.00000000            3.32572482           998.36468759           0.99836469            3.32572482
         II-X-1               0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          A-4                 0.00000000            1.39516644          1000.00646227           1.00000646            1.39516644
          X-4                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
        III-A-1               0.00000000            0.00000000          1006.23568713           1.00623569            0.00000000
        III-A-2               0.00000000            0.00000000          1006.23568733           1.00623569            0.00000000
        III-X-1               0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
        III-X-2               0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          B-1                 0.00000000            0.00000000          1002.33151367           1.00233151            0.00000000
          B-2                 0.00000000            0.00000000          1002.33151365           1.00233151            0.00000000
          B-3                 0.00000000            0.00000000          1002.33151326           1.00233151            0.00000000
          B-4                 0.00000000            0.00000000          1002.33151333           1.00233151            0.00000000
          B-5                 0.00000000            0.00000000          1002.33151326           1.00233151            0.00000000
          B-6                 0.00000000            0.00000000          1002.33151305           1.00233151            0.00000000
          B-7                 0.00000000            0.00000000          1002.33151391           1.00233151            0.00000000
          B-8                 0.00000000            0.00000000          1002.33151320           1.00233151            0.00000000
          B-9                 0.00000000            0.00000000          1002.33147877           1.00233148            0.00000000
           XP                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
           R                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: Accretion amount also includes Net Negative Amortization, if applicable.

NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
         I-A-1           11/26/07 - 12/25/07    30          5.63313%    278,838,869.83        1,308,946.34                   0.00
         I-A-2           11/01/07 - 11/30/07    30          6.32497%     92,945,956.19          489,900.17                   0.00
         I-X-1           11/01/07 - 11/30/07    30          1.61984%    278,838,869.83          376,394.85                   0.00
         I-X-2           11/01/07 - 11/30/07    30          0.92800%     92,945,956.19           71,878.21                   0.00
         II-A-1          11/01/07 - 11/30/07    30          6.20058%    168,637,585.99          871,375.46                   0.00
         II-X-1          11/01/07 - 11/30/07    30          1.16200%    168,637,585.99          163,297.40                   0.00
          A-4            11/01/07 - 11/30/07    30          6.33296%    135,106,103.53          713,017.91                   0.00
          X-4            11/01/07 - 11/30/07    30          0.95421%    135,106,103.53          107,433.19                   0.00
        III-A-1          11/01/07 - 11/30/07    30          6.50000%     43,214,730.38          234,079.79                   0.00
        III-A-2          11/01/07 - 11/30/07    30          6.50000%     10,804,184.69           58,522.67                   0.00
        III-X-1          11/01/07 - 11/30/07    30          0.81248%     43,214,730.38           29,259.24                   0.00
        III-X-2          11/01/07 - 11/30/07    30          0.81248%     10,804,184.69            7,315.15                   0.00
          B-1            11/01/07 - 11/30/07    30          7.28904%     20,961,620.75          127,325.10                   0.00
          B-2            11/01/07 - 11/30/07    30          7.28904%     10,686,257.51           64,910.48                   0.00
          B-3            11/01/07 - 11/30/07    30          7.28904%      6,576,312.65           39,945.84                   0.00
          B-4            11/01/07 - 11/30/07    30          7.28904%      6,165,418.38           37,449.99                   0.00
          B-5            11/01/07 - 11/30/07    30          7.28904%      6,576,312.65           39,945.84                   0.00
          B-6            11/01/07 - 11/30/07    30          7.28904%      8,219,889.72           49,929.26                   0.00
          B-7            11/01/07 - 11/30/07    30          7.28904%     13,974,413.83           84,883.40                   0.00
          B-8            11/01/07 - 11/30/07    30          7.28904%      6,987,206.92           42,441.70                   0.00
          B-9            11/01/07 - 11/30/07    30          7.28904%     11,920,914.20           72,410.03                   0.00
           XP                            N/A    N/A         0.00000%            100.00                0.00                   0.00
           R                             N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        4,990,662.02                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
         I-A-1                        0.00                0.00       1,308,946.34                0.00           278,694,095.19
         I-A-2                        0.00                0.00         489,900.17                0.00            92,897,698.15
         I-X-1                        0.00                0.00         376,394.85                0.00           278,694,095.19
         I-X-2                        0.00                0.00          71,878.21                0.00            92,897,698.15
         II-A-1                       0.00              (0.04)         871,375.50                0.00           168,077,690.25
         II-X-1                       0.00              (0.01)         163,297.40                0.00           168,077,690.25
          A-4                         0.00              (0.01)         713,017.92                0.00           134,917,871.87
          X-4                         0.00                0.00         107,433.20                0.00           134,917,871.87
        III-A-1                       0.00                0.01         146,463.59                0.00            43,302,346.56
        III-A-2                       0.00                0.00          36,617.60                0.00            10,826,089.76
        III-X-1                       0.00                0.00          29,259.24                0.00            43,302,346.56
        III-X-2                       0.00                0.00           7,315.15                0.00            10,826,089.76
          B-1                         0.00                0.00         124,179.91                0.00            20,964,765.94
          B-2                         0.00                0.00          63,307.05                0.00            10,687,860.93
          B-3                         0.00                0.00          38,959.10                0.00             6,577,299.39
          B-4                         0.00                0.00          36,524.90                0.00             6,166,343.47
          B-5                         0.00                0.00          38,959.10                0.00             6,577,299.39
          B-6                         0.00                0.00          48,695.91                0.00             8,221,123.07
          B-7                         0.00                0.00          82,786.61                0.00            13,976,510.63
          B-8                         0.00                0.00          41,393.30                0.00             6,988,255.31
          B-9                         0.00                0.00          70,621.35                0.00            11,922,702.87
           XP                         0.00                0.00          30,688.06                0.00                   100.00
           R                          0.00                0.00               0.00                0.00                     0.00

Totals                                0.00              (0.05)       4,898,014.46                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
         I-A-1                278,485,000.00       5.63313%            1001.27069620            4.70024001            0.00000000
         I-A-2                 92,828,000.00       6.32497%            1001.27069623            5.27750431            0.00000000
         I-X-1                          0.00       1.61984%               0.00000000            0.00000000            0.00000000
         I-X-2                          0.00       0.92800%            1001.27069623            0.77431605            0.00000000
         II-A-1               168,353,000.00       6.20058%            1001.69041235            5.17588317            0.00000000
         II-X-1                         0.00       1.16200%            1001.69041235            0.96997024            0.00000000
          A-4                 134,917,000.00       6.33296%            1001.40162863            5.28486336            0.00000000
          X-4                           0.00       0.95421%            1001.40162863            0.79629098            0.00000000
        III-A-1                43,034,000.00       6.50000%            1004.19971139            5.43941511            0.00000000
        III-A-2                10,759,000.00       6.50000%            1004.19971094            5.43941537            0.00000000
        III-X-1                         0.00       0.81248%            1004.19971139            0.67990984            0.00000000
        III-X-2                         0.00       0.81248%            1004.19971094            0.67990984            0.00000000
          B-1                  20,916,000.00       7.28904%            1002.18114123            6.08744980            0.00000000
          B-2                  10,663,000.00       7.28904%            1002.18114133            6.08745006            0.00000000
          B-3                   6,562,000.00       7.28904%            1002.18114142            6.08744895            0.00000000
          B-4                   6,152,000.00       7.28904%            1002.18114109            6.08744961            0.00000000
          B-5                   6,562,000.00       7.28904%            1002.18114142            6.08744895            0.00000000
          B-6                   8,202,000.00       7.28904%            1002.18114119            6.08744940            0.00000000
          B-7                  13,944,000.00       7.28904%            1002.18114099            6.08744980            0.00000000
          B-8                   6,972,000.00       7.28904%            1002.18114171            6.08744980            0.00000000
          B-9                  11,894,970.00       7.28904%            1002.18110680            6.08744957            0.00000000
           XP                         100.00       0.00000%            1000.00000000            0.00000000            0.00000000
           R                            0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
         I-A-1                  0.00000000            0.00000000           4.70024001            0.00000000          1000.75083107
         I-A-2                  0.00000000            0.00000000           5.27750431            0.00000000          1000.75083111
         I-X-1                  0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
         I-X-2                  0.00000000            0.00000000           0.77431605            0.00000000          1000.75083111
         II-A-1                 0.00000000          (0.00000024)           5.17588341            0.00000000           998.36468759
         II-X-1                 0.00000000          (0.00000006)           0.96997024            0.00000000           998.36468759
          A-4                   0.00000000          (0.00000007)           5.28486343            0.00000000          1000.00646227
          X-4                   0.00000000            0.00000000           0.79629105            0.00000000          1000.00646227
        III-A-1                 0.00000000            0.00000023           3.40343891            0.00000000          1006.23568713
        III-A-2                 0.00000000            0.00000000           3.40343898            0.00000000          1006.23568733
        III-X-1                 0.00000000            0.00000000           0.67990984            0.00000000          1006.23568713
        III-X-2                 0.00000000            0.00000000           0.67990984            0.00000000          1006.23568733
          B-1                   0.00000000            0.00000000           5.93707736            0.00000000          1002.33151367
          B-2                   0.00000000            0.00000000           5.93707681            0.00000000          1002.33151365
          B-3                   0.00000000            0.00000000           5.93707711            0.00000000          1002.33151326
          B-4                   0.00000000            0.00000000           5.93707737            0.00000000          1002.33151333
          B-5                   0.00000000            0.00000000           5.93707711            0.00000000          1002.33151326
          B-6                   0.00000000            0.00000000           5.93707754            0.00000000          1002.33151305
          B-7                   0.00000000            0.00000000           5.93707760            0.00000000          1002.33151391
          B-8                   0.00000000            0.00000000           5.93707688            0.00000000          1002.33151320
          B-9                   0.00000000            0.00000000           5.93707676            0.00000000          1002.33147877
           XP                   0.00000000            0.00000000      306880.60000000            0.00000000          1000.00000000
           R                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                              Certificateholder Component Statement
                      Component          Beginning            Ending          Beginning             Ending                Ending
                   Pass-Through           Notional          Notional          Component          Component             Component
Class                       Rate            Balance           Balance            Balance            Balance            Percentage


I-A-3 Component         6.32497%               0.00              0.00      92,946,957.46      92,898,698.90         100.07508311%
I-X-3 Component         0.92800%      92,946,957.46     92,898,698.90               0.00               0.00         100.07508311%
II-A-2 Component        6.35058%               0.00              0.00      42,159,146.08      42,019,172.97          99.83646876%
II-X-2 Component        1.01200%      42,159,146.08     42,019,172.97               0.00               0.00          99.83646876%
I-X-1 PO Component      0.00000%               0.00              0.00               0.00               0.00           0.00000000%
I-X-1 IO Component      1.61984%     278,838,869.83    278,694,095.19               0.00               0.00         100.07508311%


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                6,050,379.89
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                    81,136.22
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 30,688.06
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                         6,162,204.17

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           323,029.60
     Payment of Interest and Principal                                                                 5,839,174.57
Total Withdrawals (Pool Distribution Amount)                                                           6,162,204.17

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.








                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    256,752.19
Lender-Paid Primary Mortgage Insurance**                                                 57,718.98
Master Servicing Fee - Wells Fargo Bank N.A.                                              8,558.43
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               323,029.60

*Servicer Payees include: EMC MORTGAGE CORPORATION

NOTE: **Lender-Paid Primary Mortgage Insurance:  Guaranty, PMI, Radian Guaranty and Triad Guaranty.





                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                            Basis Risk Reserve Fund                0.00                0.00              0.00               0.00
                                       Reserve Fund              307.11                0.00              0.00             307.11
                              Class XP Reserve Fund              100.00           30,688.06         30,688.06             100.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

               Coridor Contract # FXSAM7AR7 (BSFP)*                                    0.00              0.00               0.00

NOTE: *BSFP - Bear Stearns Financial Products Inc.


                                                          Collateral Statement

Group                                                           Sub-Loan Group I                   Sub-Loan Group II
 Collateral Description                                                 Mixed ARM                           Mixed ARM
 Weighted Average Coupon Rate                                            7.710043                            7.860798
 Weighted Average Net Rate                                               7.276003                            7.428516
 Weighted Average Pass-Through Rate                                      7.253255                            7.361668
 Weighted Average Remaining Term                                              357                                 357
 Principal And Interest Constant                                     1,933,079.40                          886,130.85
 Beginning Loan Count                                                       1,062                                 528
 Loans Paid in Full                                                         (105)                                (52)
 Ending Loan Count                                                          1,167                                 580
 Beginning Scheduled Balance                                       452,210,426.33                      205,914,379.61
 Ending Scheduled Balance                                          523,144,566.79                      236,697,483.78
 Actual Ending Collateral Balance                                  521,951,932.93                      236,130,008.87
 Scheduled Principal                                                         0.00                                0.00
 Unscheduled Principal                                               1,491,879.09                        1,289,789.92
 Negative Amortized Principal                                      (1,429,693.55)                        (668,979.64)
 Scheduled Interest                                                  3,362,772.95                        1,555,110.49
 Servicing Fees                                                        163,564.50                           74,177.49
 Master Servicing Fees                                                   5,452.14                            2,472.62
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                              30,213.67                           22,093.23
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        3,163,542.64                        1,456,367.15
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         12,129.02                           18,559.04
 Prepayment Penalty Paid Count                                                  2                                   1
 Special Servicing Fee                                                       0.00                                0.00



                                                          Collateral Statement

Group                                                         Sub-Loan Group III                               Total
 Collateral Description                                                 Mixed ARM                           Mixed ARM
 Weighted Average Coupon Rate                                            7.806740                            7.760762
 Weighted Average Net Rate                                               7.431739                            7.332221
 Weighted Average Pass-Through Rate                                      7.312479                            7.288965
 Weighted Average Remaining Term                                              356                                 357
 Principal And Interest Constant                                       216,106.05                        3,035,316.30
 Beginning Loan Count                                                         176                               1,766
 Loans Paid in Full                                                             0                               (157)
 Ending Loan Count                                                            176                               1,923
 Beginning Scheduled Balance                                        60,832,566.55                      718,957,372.49
 Ending Scheduled Balance                                           60,955,902.21                      820,797,952.78
 Actual Ending Collateral Balance                                   60,823,507.10                      818,905,448.90
 Scheduled Principal                                                 (179,647.29)                        (179,647.29)
 Unscheduled Principal                                                  56,311.63                        2,837,980.64
 Negative Amortized Principal                                                0.00                      (2,098,673.19)
 Scheduled Interest                                                    395,753.34                        5,313,636.78
 Servicing Fees                                                         19,010.20                          256,752.19
 Master Servicing Fees                                                     633.67                            8,558.43
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                               5,412.08                           57,718.98
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                          370,697.39                        4,990,607.18
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                              0.00                           30,688.06
 Prepayment Penalty Paid Count                                                  0                                   3
 Special Servicing Fee                                                       0.00                                0.00



                                           Miscellaneous Reporting - Deal Level
Miscellaneous Reporting Item                                                                                        Value

Sub-Loan Group I Pre-Funding Account Initial Amount:                                                      $ 71,175,431.71
Withdrawls:                                                                                               $ 71,283,221.93
Deposits:                                                                                                    $ 107,790.22
Sub-Loan Group I Pre-Funding Account Ending Amount:                                                                 $0.00
Sub-Loan Group II Pre-Funding Account Initial Amount:                                                     $ 31,482,973.02
Withdrawls:                                                                                               $ 31,530,653.02
Deposits:                                                                                                     $ 47,680.00
Sub-Loan Group II Pre-Funding Account Ending Amount:                                                               $ 0.00
Interest Coverage Account Initial Amount:                                                                  $ 1,157,815.41
Withdrawls:                                                                                                $ 1,313,288.63
Deposits:                                                                                                    $ 155,473.22
Interest Coverage Account Ending Amount:                                                                           $ 0.00

                                    Additional Reporting - Deal Level



                                           Structural Reporting
Class I-A-1 Net Deferred Interest                                                                    0.00
Class I-A-2 Net Deferred Interest                                                                    0.00
I-A-3 Component Net Deferred Interest                                                                0.00
Class II-A-1 Net Deferred Interest                                                                   0.00
II-A-2 Component Net Deferred Interest                                                               0.00
Class III-A-1 Net Deferred Interest                                                             87,616.18
Class III-A-2 Net Deferred Interest                                                             21,905.06
Class I-X-1 IO Net Deferred Interest                                                                 0.00
Class I-X-1 PO Net Deferred Interest                                                                 0.00
Class B-1 Net Deferred Interest                                                                  3,145.19
Class B-2 Net Deferred Interest                                                                  1,603.42
Class B-3 Net Deferred Interest                                                                    986.74
Class B-4 Net Deferred Interest                                                                    925.09
Class B-5 Net Deferred Interest                                                                    986.74
Class B-6 Net Deferred Interest                                                                  1,233.35
Class B-7 Net Deferred Interest                                                                  2,096.79
Class B-8 Net Deferred Interest                                                                  1,048.40
Class B-9 Net Deferred Interest                                                                  1,788.68


                                         Trigger Event Reporting
Delinquency Test
     Trigger Result                                                                                  Pass
     Calculated Value                                                                           3.303366%
     Threshold Value                                                                           50.000000%
Cumulative Loss Test
     Trigger Result                                                                                  Pass
     Calculated Value                                                                           0.000000%
     Threshold Value                                                                           30.000000%
Two Times Delinquency Trigger
     Trigger Result                                                                                  Pass
     Calculated Value                                                                           3.303366%
     Threshold Value                                                                           50.000000%
Two Times Cumulative Loss Trigger
     Trigger Result                                                                                  Pass
     Calculated Value                                                                           0.000000%
     Threshold Value                                                                           20.000000%
Subordinate Two Times Delinquency Trigger
     Trigger Result                                                                                  Pass
Shifting Interest Delinquency/Loss Trigger
     Trigger Result                                                                                  Pass



                                          Additional Reporting - Group Level

                                                    Cash Reporting

   Sub-Loan Group I
       Net Deferred Interest                                                                                 0.00

   Sub-Loan Group II
       Net Deferred Interest                                                                                 0.00

   Sub-Loan Group III
       Net Deferred Interest                                                                           123,335.66

                                                 Structural Reporting

   Sub-Loan Group I
       Senior Percentage                                                                               88.793340%
       Senior Prepayment Percentage                                                                   100.000000%
       Subordinate Percentage                                                                          11.206660%
       Subordinate Prepayment Percentage                                                                0.000000%

   Sub-Loan Group II
       Senior Percentage                                                                               88.794896%
       Senior Prepayment Percentage                                                                   100.000000%
       Subordinate Percentage Group2                                                                   11.205104%
       Subordinate Prepayment Percentage                                                                0.000000%

   Sub-Loan Group III
       Senior Percentage                                                                               88.799336%
       Senior Prepayment Percentage                                                                   100.000000%
       Subordinate Percentage Group3                                                                   11.200664%
       Subordinate Prepayment Percentage                                                                0.000000%


                               Delinquency Status - MBA Delinquency Calculation Method

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        4                    0                   0                    4
                                 850,696.28           0.00                0.00                 850,696.28

30 Days      38                  1                    0                   0                    39
             16,783,457.70       552,578.00           0.00                0.00                 17,336,035.70

60 Days      12                  0                    0                   0                    12
             4,281,998.21        0.00                 0.00                0.00                 4,281,998.21

90 Days      4                   0                    0                   0                    4
             1,994,454.34        0.00                 0.00                0.00                 1,994,454.34

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       54                  5                    0                   0                    59
             23,059,910.25       1,403,274.28         0.00                0.00                 24,463,184.53

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.208008%            0.000000%           0.000000%            0.208008%
                                 0.103882%            0.000000%           0.000000%            0.103882%

30 Days      1.976079%           0.052002%            0.000000%           0.000000%            2.028081%
             2.049499%           0.067478%            0.000000%           0.000000%            2.116976%

60 Days      0.624025%           0.000000%            0.000000%           0.000000%            0.624025%
             0.522893%           0.000000%            0.000000%           0.000000%            0.522893%

90 Days      0.208008%           0.000000%            0.000000%           0.000000%            0.208008%
             0.243551%           0.000000%            0.000000%           0.000000%            0.243551%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       2.808112%           0.260010%            0.000000%           0.000000%            3.068123%
             2.815943%           0.171360%            0.000000%           0.000000%            2.987303%


Please refer to CTSLink.com for a list of delinquency code descriptions.



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      81,136.22




                                                 Delinquency Status By Group

                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total

Sub-Loan Group I - MBA         No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           3                    0                   0                    3
                                                    603,768.79           0.00                0.00                 603,768.79

30 Days                        28                   1                    0                   0                    29
                               12,118,488.86        552,578.00           0.00                0.00                 12,671,066.86

60 Days                        10                   0                    0                   0                    10
                               3,870,934.84         0.00                 0.00                0.00                 3,870,934.84

90 Days                        2                    0                    0                   0                    2
                               977,000.00           0.00                 0.00                0.00                 977,000.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         40                   4                    0                   0                    44
                               16,966,423.70        1,156,346.79         0.00                0.00                 18,122,770.49


0-29 Days                                           0.257069%            0.000000%           0.000000%            0.257069%
                                                    0.115675%            0.000000%           0.000000%            0.115675%

30 Days                        2.399314%            0.085690%            0.000000%           0.000000%            2.485004%
                               2.321763%            0.105868%            0.000000%           0.000000%            2.427631%

60 Days                        0.856898%            0.000000%            0.000000%           0.000000%            0.856898%
                               0.741627%            0.000000%            0.000000%           0.000000%            0.741627%

90 Days                        0.171380%            0.000000%            0.000000%           0.000000%            0.171380%
                               0.187182%            0.000000%            0.000000%           0.000000%            0.187182%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         3.427592%            0.342759%            0.000000%           0.000000%            3.770351%
                               3.250572%            0.221543%            0.000000%           0.000000%            3.472115%


                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
Sub-Loan Group II - MBA        No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        10                   0                    0                   0                    10
                               4,664,968.84         0.00                 0.00                0.00                 4,664,968.84

60 Days                        1                    0                    0                   0                    1
                               282,655.04           0.00                 0.00                0.00                 282,655.04

90 Days                        2                    0                    0                   0                    2
                               1,017,454.34         0.00                 0.00                0.00                 1,017,454.34

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         13                   0                    0                   0                    13
                               5,965,078.22         0.00                 0.00                0.00                 5,965,078.22


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        1.724138%            0.000000%            0.000000%           0.000000%            1.724138%
                               1.975593%            0.000000%            0.000000%           0.000000%            1.975593%

60 Days                        0.172414%            0.000000%            0.000000%           0.000000%            0.172414%
                               0.119703%            0.000000%            0.000000%           0.000000%            0.119703%

90 Days                        0.344828%            0.000000%            0.000000%           0.000000%            0.344828%
                               0.430887%            0.000000%            0.000000%           0.000000%            0.430887%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         2.241379%            0.000000%            0.000000%           0.000000%            2.241379%
                               2.526184%            0.000000%            0.000000%           0.000000%            2.526184%



Please refer to CTSLink.com for a list of delinquency code descriptions.

                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
Sub-Loan Group III - MBA       No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           1                    0                   0                    1
                                                    246,927.49           0.00                0.00                 246,927.49

30 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

60 Days                        1                    0                    0                   0                    1
                               128,408.33           0.00                 0.00                0.00                 128,408.33

90 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         1                    1                    0                   0                    2
                               128,408.33           246,927.49           0.00                0.00                 375,335.82


0-29 Days                                           0.568182%            0.000000%           0.000000%            0.568182%
                                                    0.405974%            0.000000%           0.000000%            0.405974%

30 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

60 Days                        0.568182%            0.000000%            0.000000%           0.000000%            0.568182%
                               0.211116%            0.000000%            0.000000%           0.000000%            0.211116%

90 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         0.568182%            0.568182%            0.000000%           0.000000%            1.136364%
                               0.211116%            0.405974%            0.000000%           0.000000%            0.617090%



Please refer to CTSLink.com for a list of delinquency code descriptions.


                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.

  Sub-Loan Group I - No REO Information to report this period.

  Sub-Loan Group II - No REO Information to report this period.

  Sub-Loan Group III - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.

  Sub-Loan Group I - No Foreclosure Information to report this period.

  Sub-Loan Group II - No Foreclosure Information to report this period.

  Sub-Loan Group III - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       3                  Jan-07            0.000%
     Original Principal Balance     1,033,950.00                  Feb-07            0.000%
     Current Actual Balance         1,044,991.28                  Mar-07            0.000%
                                                                  Apr-07            0.000%
 Current Bankruptcy Total                                         May-07            0.000%
     Loans in Bankruptcy                       5                  Jun-07            0.000%
     Original Principal Balance     1,389,750.00                  Jul-07            0.000%
     Current Actual Balance         1,403,274.28                  Aug-07            0.000%
                                                                  Sep-07            0.000%
                                                                  Oct-07            0.034%
                                                                  Nov-07            0.050%
                                                                  Dec-07            0.171%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.


 Sub-Loan Group I                                                   12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       3                  Jan-07            0.000%
     Original Principal Balance     1,033,950.00                  Feb-07            0.000%
     Current Actual Balance         1,044,991.28                  Mar-07            0.000%
                                                                  Apr-07            0.000%
 Current Bankruptcy Total                                         May-07            0.000%
     Loans in Bankruptcy                       4                  Jun-07            0.000%
     Original Principal Balance     1,144,150.00                  Jul-07            0.000%
     Current Actual Balance         1,156,346.79                  Aug-07            0.000%
                                                                  Sep-07            0.000%
                                                                  Oct-07            0.000%
                                                                  Nov-07            0.025%
                                                                  Dec-07            0.222%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.

  Sub-Loan Group II - No Bankruptcy Information to report this period.


 Sub-Loan Group III                                                 12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                  Jan-07            0.000%
     Original Principal Balance             0.00                  Feb-07            0.000%
     Current Actual Balance                 0.00                  Mar-07            0.000%
                                                                  Apr-07            0.000%
 Current Bankruptcy Total                                         May-07            0.000%
     Loans in Bankruptcy                       1                  Jun-07            0.000%
     Original Principal Balance       245,600.00                  Jul-07            0.000%
     Current Actual Balance           246,927.49                  Aug-07            0.000%
                                                                  Sep-07            0.000%
                                                                  Oct-07            0.405%
                                                                  Nov-07            0.406%
                                                                  Dec-07            0.406%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
    Sub-Loan Group I          0020819819       Dec-2007    01-Oct-2007           CA              80.00        551,200.00
    Sub-Loan Group I          0022464051       Dec-2007    01-May-2007           NV              95.00        365,750.00
    Sub-Loan Group I          0022483598       Dec-2007    01-Sep-2007           PA              90.00        117,000.00
    Sub-Loan Group I          0022484612       Nov-2007    01-Sep-2007           IL              95.00        110,200.00
   Sub-Loan Group III         0022483507       Dec-2007    01-Aug-2007           LA              80.00        245,600.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
   Sub-Loan Group I         0020819819         552,578.00    01-Oct-2007           1            8.375%         11,051.63
   Sub-Loan Group I         0022464051         373,597.42    01-Nov-2007           0            8.100%          4,330.20
   Sub-Loan Group I         0022483598         118,815.86    01-Dec-2007         (1)            9.500%            900.00
   Sub-Loan Group I         0022484612         111,355.51    01-Nov-2007           0            9.500%          1,691.85
  Sub-Loan Group III        0022483507         246,927.49    01-Nov-2007           0            7.375%          2,876.94

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
    Sub-Loan Group I                     0               0.00              0.00             0.000%
   Sub-Loan Group II                     0               0.00              0.00             0.000%
   Sub-Loan Group III                    0               0.00              0.00             0.000%
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

    Sub-Loan Group I - No Realized Loss Information to report this period.

    Sub-Loan Group II - No Realized Loss Information to report this period.

    Sub-Loan Group III - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): Sum(Beg Scheduled Balance of Liquidated Loans) / Sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum(All Realized Losses) / Sum(Actual Liquidated Balance for loans that have experienced a loss). 3
Month Average and 12 Month Average will not have values until the 3rd and 12th month respectively.










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
   Sub-Loan Group I              5       1,510,750.00       1,523,088.26          0               0.00              0.00
   Sub-Loan Group II             2       1,285,500.00       1,296,468.27          0               0.00              0.00
  Sub-Loan Group III             0               0.00               0.00          0               0.00              0.00
         Total                   7       2,796,250.00       2,819,556.53          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
  Sub-Loan Group I           0              0.00           0.00          0             0.00            0.00       164,398.64
 Sub-Loan Group II           0              0.00           0.00          0             0.00            0.00        39,464.99
 Sub-Loan Group III          0              0.00           0.00          0             0.00            0.00        56,311.63
       Total                 0              0.00           0.00          0             0.00            0.00       260,175.26


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
   Sub-Loan Group I          0022073233            FL              80.00       01-Jul-2007        196,000.00        198,993.33
   Sub-Loan Group I          0022191076            CA              80.00       01-Aug-2007        584,000.00        588,915.94
   Sub-Loan Group I          0022191563            NJ              89.99       01-Aug-2007        238,650.00        241,620.80
   Sub-Loan Group I          0022472187            WI              89.89       01-Jul-2007        169,000.00        170,272.60
   Sub-Loan Group I          0022487375            MA              89.75       01-Aug-2007        323,100.00        327,464.64
  Sub-Loan Group II          0022468128            NC              90.00       01-Jun-2007        603,000.00        613,755.91
  Sub-Loan Group II          0022484232            SC              75.00       01-Sep-2007        682,500.00        686,332.29


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
  Sub-Loan Group I          0022073233       Loan Paid in Full          (1)             8.625%             360               5
  Sub-Loan Group I          0022191076       Loan Paid in Full           0              7.500%             360               4
  Sub-Loan Group I          0022191563       Loan Paid in Full           0              8.250%             360               4
  Sub-Loan Group I          0022472187       Loan Paid in Full          (1)             7.975%             360               5
  Sub-Loan Group I          0022487375       Loan Paid in Full           0              8.750%             360               4
  Sub-Loan Group II         0022468128       Loan Paid in Full           0              7.625%             360               6
  Sub-Loan Group II         0022484232       Loan Paid in Full           0              7.500%             360               3


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Sub-Loan Group I                            2            368,284.27              12,129.02                  0.00
 Sub-Loan Group II                           1            612,058.09              18,559.04                  0.00
 Sub-Loan Group III                          0                  0.00                   0.00                  0.00
 Total                                       3            980,342.36              30,688.06                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                                Loan          Full             Prior             Penalty            Penalty
         Group                Number          Date           Balance              Amount             Waived
   Sub-Loan Group I       0022073233    12/06/2007        198,485.47            6,762.00               0.00
   Sub-Loan Group I       0022472187    11/21/2007        169,798.80            5,367.02               0.00
   Sub-Loan Group II      0022468128    11/23/2007        612,058.09           18,559.04               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.375%       Current Month              4.405%        Current Month                 581.295%
     3 Month Average          0.247%       3 Month Average            2.913%        3 Month Average               453.235%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007          N/A           N/A                          Jun-2007          N/A           N/A
         Jul-2007          N/A           N/A                          Jul-2007          N/A           N/A
         Aug-2007          N/A           N/A                          Aug-2007          N/A           N/A
         Sep-2007          N/A           N/A                          Sep-2007          N/A           N/A
         Oct-2007       0.570%           N/A                          Oct-2007     144.494%           N/A
         Nov-2007       3.765%           N/A                          Nov-2007     633.917%           N/A
         Dec-2007       4.405%           N/A                          Dec-2007     581.295%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Sub-Loan Group I
     SMM                                   CPR                                      PSA
     Current Month            0.322%       Current Month              3.800%        Current Month                 502.123%
     3 Month Average          0.239%       3 Month Average            2.814%        3 Month Average               444.603%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007          N/A           N/A                          Jun-2007          N/A           N/A
         Jul-2007          N/A           N/A                          Jul-2007          N/A           N/A
         Aug-2007          N/A           N/A                          Aug-2007          N/A           N/A
         Sep-2007          N/A           N/A                          Sep-2007          N/A           N/A
         Oct-2007       0.602%           N/A                          Oct-2007     152.341%           N/A
         Nov-2007       4.040%           N/A                          Nov-2007     679.344%           N/A
         Dec-2007       3.800%           N/A                          Dec-2007     502.123%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Sub-Loan Group II
     SMM                                   CPR                                      PSA
     Current Month            0.563%       Current Month              6.548%        Current Month                 869.714%
     3 Month Average          0.310%       3 Month Average            3.626%        3 Month Average               543.207%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007          N/A           N/A                          Jun-2007          N/A           N/A
         Jul-2007          N/A           N/A                          Jul-2007          N/A           N/A
         Aug-2007          N/A           N/A                          Aug-2007          N/A           N/A
         Sep-2007          N/A           N/A                          Sep-2007          N/A           N/A
         Oct-2007       0.364%           N/A                          Oct-2007      92.420%           N/A
         Nov-2007       3.967%           N/A                          Nov-2007     667.488%           N/A
         Dec-2007       6.548%           N/A                          Dec-2007     869.714%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Sub-Loan Group III
     SMM                                   CPR                                      PSA
     Current Month            0.092%       Current Month              1.102%        Current Month                 140.093%
     3 Month Average          0.087%       3 Month Average            1.037%        3 Month Average               190.915%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007          N/A           N/A                          Jun-2007          N/A           N/A
         Jul-2007          N/A           N/A                          Jul-2007          N/A           N/A
         Aug-2007          N/A           N/A                          Aug-2007          N/A           N/A
         Sep-2007          N/A           N/A                          Sep-2007          N/A           N/A
         Oct-2007       1.021%           N/A                          Oct-2007     264.170%           N/A
         Nov-2007       0.988%           N/A                          Nov-2007     168.481%           N/A
         Dec-2007       1.102%           N/A                          Dec-2007     140.093%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary                                                   Sub-Loan Group I

            Current     Number of         Outstanding    Percentage of      Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)           Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 6.000             0                0.00            0.000               0               0.00            0.000
     6.000    6.249             4          855,759.87            0.104               2         423,612.12            0.081
     6.250    6.499            20        9,357,528.66            1.140              17       8,083,809.22            1.545
     6.500    6.749            34       19,720,801.48            2.403              25      13,904,530.68            2.658
     6.750    6.999           110       57,631,402.19            7.021              72      41,928,390.84            8.015
     7.000    7.249           141       69,196,483.01            8.430              93      45,064,757.16            8.614
     7.250    7.499           237      108,244,853.14           13.188             150      70,950,065.28           13.562
     7.500    7.749           279      127,165,585.37           15.493             170      82,639,600.22           15.797
     7.750    7.999           352      151,570,822.64           18.466             215     100,267,131.50           19.166
     8.000    8.249           166       74,133,721.91            9.032              96      40,529,602.39            7.747
     8.250    8.499           197       72,782,254.30            8.867             121      48,941,205.69            9.355
     8.500    8.749           155       56,955,709.27            6.939              91      33,225,130.14            6.351
     8.750    8.999           118       38,187,711.15            4.653              57      18,843,772.91            3.602
     9.000    9.249            46       13,467,409.73            1.641              22       6,973,093.03            1.333
     9.250    9.499            33       10,454,262.26            1.274              19       6,177,458.65            1.181
     9.500    9.749            23        8,434,937.76            1.028              12       3,473,277.07            0.664
     9.750    9.999             5        1,948,197.23            0.237               3       1,331,683.01            0.255
    10.000   10.249             2          495,569.84            0.060               1         192,503.91            0.037
    10.250   10.499             1          194,942.98            0.024               1         194,942.98            0.037
 >= 10.500                      0                0.00            0.000               0               0.00            0.000
              Total         1,923      820,797,952.79          100.000           1,167     523,144,566.80          100.000


               Interest Rate Stratification (continued)

                           Sub-Loan Group II                                              Sub-Loan Group III

            Current     Number of         Outstanding    Percentage of       Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)            Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                           Balance($)
            < 6.000             0                0.00            0.000                0               0.00            0.000
     6.000    6.249             2          432,147.75            0.183                0               0.00            0.000
     6.250    6.499             3        1,273,719.44            0.538                0               0.00            0.000
     6.500    6.749             8        4,998,191.58            2.112                1         818,079.22            1.342
     6.750    6.999            32       13,109,458.04            5.538                6       2,593,553.31            4.255
     7.000    7.249            32       15,031,397.44            6.350               16       9,100,328.41           14.929
     7.250    7.499            65       29,480,579.41           12.455               22       7,814,208.45           12.819
     7.500    7.749            87       37,114,054.28           15.680               22       7,411,930.87           12.159
     7.750    7.999           103       40,883,621.09           17.273               34      10,420,070.05           17.094
     8.000    8.249            53       24,850,629.11           10.499               17       8,753,490.41           14.360
     8.250    8.499            60       20,311,285.41            8.581               16       3,529,763.20            5.791
     8.500    8.749            47       19,146,441.84            8.089               17       4,584,137.29            7.520
     8.750    8.999            47       15,504,880.61            6.551               14       3,839,057.63            6.298
     9.000    9.249            16        5,438,613.53            2.298                8       1,055,703.17            1.732
     9.250    9.499            13        3,767,118.63            1.592                1         509,684.98            0.836
     9.500    9.749            10        4,738,831.40            2.002                1         222,829.29            0.366
     9.750    9.999             2          616,514.22            0.260                0               0.00            0.000
    10.000   10.249             0                0.00            0.000                1         303,065.93            0.497
    10.250   10.499             0                0.00            0.000                0               0.00            0.000
 >= 10.500                      0                0.00            0.000                0               0.00            0.000
              Total           580      236,697,483.78          100.000              176      60,955,902.21          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date:
September 18, 2007.

Determination Date:
With respect to any Distribution Date and each Mortgage Loan, the Determination Date as defined in the Servicing
Agreement.

Business Day:
Any day other than (i) a Saturday or a Sunday, or (ii) a day on which the New York Stock Exchange or the Federal
Reserve is closed or on which banking institutions in New York City or in any of the jurisdictions in which the
Trustee, the Master Servicer, the Servicer, the Securities Administrator or the Custodian is located are authorized or obligated by law or executive order to be closed.

Cap Contract:
The Interest Rate Corridor Letter Agreement, dated September 18, 2007, entered into by the Cap Contract Provider and the Trustee on behalf of the Trust and relating to the Class I-A-1 Certificates, together with any scheduling, confirmations or other agreements related thereto, attached hereto as Exhibit N.

Cap Contract Provider:
Bear Stearns Financial Products Inc.

Cut-off Date:
September 1, 2007.

Distribution Account Deposit Date:
The Business Day prior to each Distribution Date.

Distribution Date:
The 25th day of any month, beginning in October 2007, or, if such 25th day is not a Business Day, the Business
Day immediately following.

EMC:
EMC Mortgage Corporation and its successor in interest.

Interest Accrual Period:
The interest accrual period for the Class I-A-1 Certificates and any Distribution Date will be the period from and including the preceding Distribution Date (or from the Closing Date, in the case of the first Distribution
Date) to and including the day prior to the current Distribution Date. The interest accrual period for each Class of Senior Certificates (other than the Class I-A-1 Certificates) and Class B Certificates and any Distribution
Date will be the calendar month immediately preceding the calendar month in which such Distribution Date occurs.

Interest Determination Date:
With respect to the Class I-A-1 Certificates and any Distribution Date, the second LIBOR Business Day preceding the commencement of each related Interest Accrual Period.

Interest Coverage Account:
The account or sub-account established and maintained pursuant to Section 4.10(a) and which shall be an Eligible
Account or a sub-account of an Eligible Account.

Interest Coverage Amount:
The amount to be paid by the Depositor to the Paying Agent for deposit in the Interest Coverage Account on the
Closing Date pursuant to Section 4.10, which amount is $1,791,525.

Interest-Only Certificates:
The Class I-X-1 Certificates, the Class I-X-2 Certificates, the Class II-X-1 Certificates, the Class X-4 Certificates,
the Class III-X-1 Certificates and the Class III-X-1 Certificates.

LIBOR:
With respect to any Distribution Date, the arithmetic mean of the London interbank offered rate quotations for one-month U.S. dollar deposits, expressed on a per annum basis, determined in accordance with Section 1.02.

LIBOR Business Day:
A day on which banks are open for dealing in foreign currency and exchange in London, England and New York City.

Master Servicer:
As of the Closing Date, Wells Fargo Bank, National Association and, thereafter, its respective successors in interest that meet the qualifications of a successor Master Servicer as set forth in this Agreement.

Master Servicing Fee Rate:
For each Distribution Date, 1/12th of 0.0125% per annum of the aggregate principal balance of the Mortgage Loans as of the first day of the month immediately preceding such Distribution Date.

Net Deferred Interest:
With respect to the Mortgage Loans in a Sub-Loan Group, on any Distribution Date, the amount of Deferred Interest on the related Mortgage Loans during the related Due Period net of Principal Prepayments in full, partial Principal
Prepayments, Net Liquidation Proceeds, Repurchase Proceeds and scheduled principal payments, in that order, in each case with respect to the related Sub-Loan Group, included in the related Available Funds for such Distribution
Date and available to be distributed on the related Certificates on that Distribution Date. With respect to any
Class of Class A or Class B Certificates as of any Distribution Date, an amount equal to the product of (1) the excess, if any, of (a) the Pass-Through Rate for such Class, over (b) the Adjusted Rate Cap for such Class for such Distribution Date, (2) the Certificate Principal Balance of such Class of Certificates immediately prior to such Distribution Date, and (3) the actual number of days in such Interest Accrual Period divided by 360. With respect to the Class I-X-1 Certificates as of any Distribution Date, the difference, if any, between (1) the amount of Net Deferred Interest on the related Mortgage Loans during the related Due Period, and (2) the portion of Net Deferred Interest allocated to the related Certificates (other than the Interest-Only Certificates) in accordance with the immediately preceding paragraph on such Distribution
Date.

NIM Securities:
Any debt securities secured or otherwise backed by some or all of the Class XP Certificates and the Residual Certificates.

One-Month LIBOR:
A per annum rate equal to the average of interbank offered rates for one-month U.S. dollar-denominated deposits in the London market based on quotations of major banks as published in The Wall Street Journal and most recently available as of the time specified in the related Mortgage Note.

Optional Termination Date:
With respect to any Distribution Date on or after which the Scheduled Principal Balance (before giving effect to distributions to be made on such Distribution Date) of the Mortgage Loans is less than or equal to 10% of the sum of (i) the Scheduled Principal Balance of such Mortgage Loans as of the Cut-off Date, and (ii) the amounts on deposit in the Pre-Funding Accounts as of the Closing Date.

Paying Agent:
The Securities Administrator or any successor paying agent appointed hereunder.

Record Date:
For the Class I-A-1 Certificates and each Distribution Date, the close of business on the Business Day immediately preceding the applicable Distribution Date so long as such Certificates remain in book-entry form; and otherwise the record date shall be the close of business on the last Business Day of the month immediately preceding the month in which such Distribution Date occurs. For the each Class of Certificates (other than the Class I-A-1 Certificates)
and each Distribution Date, the close of business on the last Business Day of the month immediately preceding the month in which such Distribution Date occurs.

Securities Administrator:
Wells Fargo Bank, National Association, and its successor in interest, and any successor securities administrator appointed as herein provided.

Servicer Remittance Date:
With respect to each Mortgage Loan and the Servicer, the day of each month set forth in the Servicing Agreement for remittance of collections on the related Mortgage Loan.

Servicer:
EMC Mortgage Corporation.

Startup Day:
September 18, 2007.

Sub-Loan Group I Certificate Group:
The Class I-A-1 Certificates, the Class I-A-2 Certificates, the I-A-3 Component, the Class I-X-1 Certificates,
the Class I-X-2 Certificates and the I-X-3 Component.

Sub-Loan Group I Pre-Funding Account:
The account or sub-account established and maintained pursuant to Section 4.09(a) and which shall be an Eligible
Account or a sub-account of an Eligible Account.

Sub-Loan Group I Pre-Funded Amount:
The amount to be paid by the Depositor to the Paying Agent for deposit in the Sub-Loan Group I Pre-Funding Account on the Closing Date, which amount is $71,175,431.71.

Sub-Loan Group I Pre-Funding Period:
The period from the Closing Date until the earliest of (i) the date on which the amounts on deposit in the Sub-Loan
Group I Pre-Funding
Account (exclusive of investment income) is reduced to zero, (ii) December 15, 2007, or (iii) any date identified by the Depositor in writing to the Paying Agent and the Trustee.

Sub-Loan Group I Pre-Funding Reserve Account:
The account or sub-account established and maintained pursuant to Section 4.09(d) and which shall be an Eligible
Account or a subaccount of an Eligible Account.

Sub-Loan Group II Certificate Group:
The Class II-A-1 Certificates, the II-A-2 Component, the Class II-X-1 Certificates and the II-X-2 Component.

Sub-Loan Group II Pre-Funding Account:
The account or sub-account established and maintained pursuant to Section 4.09(a) and which shall be an Eligible
Account or a sub-account of an Eligible Account.

Sub-Loan Group II Pre-Funded Amount:
The amount to be paid by the Depositor to the Paying Agent for deposit in the Sub-Loan Group II Pre-Funding Account on the Closing Date, which amount is $31,482,973.02.

Sub-Loan Group II Pre-Funding Period:
The period from the Closing Date until the earliest of (i) the date on which the amounts on deposit in the Sub-Loan
Group II Pre-Funding
Account (exclusive of investment income) is reduced to zero, (ii) December 15, 2007, or (iii) any date identified by the Depositor in writing to the Paying Agent and the Trustee.

Sub-Loan Group II Pre-Funding Reserve Account:
The account or sub-account established and maintained pursuant to Section 4.09(d) and which shall be an Eligible
Account or a sub-account of an Eligible Account.

Sub-Loan Group III Certificate Group:
The Class III-A-1 Certificates, the Class III-A-2 Certificates, the Class III-X-1 Certificates and the Class III-X-2
Certificates.

Trustee:
Citibank, N.A., and its successor in interest, or any successor trustee appointed as herein provided.

SAMI 2007-AR7 Pre-Funding FootNote:

On November 13th, 2007, 164 loans with a scheduled principal balance of $102,649,790.59 were added for December, 2007 distribution to the Structured
Asset Mortgage Investments II Trust 2007-AR7 transaction as a part of pre-funding contemplated in the prospectus supplement. The pre-funding period for this transaction ended on 12/15/2007.

Sub-Group 1: On November 13th, 2007, 110 loans with a scheduled principal balance of $71,196,112.87 were added to Sub-Group 1 of the Structured Asset
Mortgage Investments II Trust 2007-AR7 transaction as a part of pre-funding contemplated in the prospectus supplement, which includes an additional
$20,681.16 in scheduled principal balance over the amount initially expected, and on deposit, in the pre-funding account for Sub-Group 1.

Sub-Group 2: On November 13th, 2007, 54 loans with a scheduled principal balance of $31,453,677.72 were added to Sub-Group 2 of the Structured Asset Mortgage
Investments II Trust 2007-AR7 transaction as a part of pre-funding contemplated in the prospectus supplement. The remaining $8,614.14 in the pre-funding account for Sub-Group 2, together with $20,681.16 of payments in principal from Sub-Group 1 (in respect of the excess scheduled principal amount as set forth above) was allocated to the Sub-Group 2 Certificates as principal per the prospectus supplement.

